Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Amcor Flexibles North America Inc., 4.61%, 02/03/23	$970	$969,627
American Electric Power Co. Inc.
4.71%, 02/07/23	1,000	999,084
4.83%, 03/13/23	500	497,263
Barton Capital SA, 4.57%, 02/24/23	600	598,176
Bell Canada Inc., 4.67%, 03/13/23	1,000	994,708
Bell Telephone Co. of Canada or Bell Canada, 4.59%, 02/13/23	486	485,196
Britannia Funding Co. LLC
4.56%, 02/22/23	750	747,915
4.61%, 03/02/23	500	498,088
Columbia Funding Co. LLC, 4.60%, 03/10/23	1,200	1,194,200
Credit Agricole Corporate & Investment Bank, 4.62%, 04/05/23	500	495,928
DBS Bank Ltd., 4.50%, 03/01/23	1,200	1,195,669
E.ON SE, 4.73%, 02/13/23	275	274,531
Enbridge U.S. Inc., 4.77%, 02/02/23	400	399,894
Glencove Funding LLC, 4.59%, 03/06/23	1,300	1,294,390
GTA Funding LLC, 4.68%, 04/05/23	1,100	1,090,922
Lime Funding LLC, 4.61%, 03/10/23	900	895,640
Lloyds Bank PLC, 4.52%, 03/01/23	1,200	1,195,642
LMA-Americas LLC, 4.60%, 02/27/23	750	747,421
Longship Funding LLC, 4.50%, 02/06/23	1,200	1,199,101
Mitsubishi UFJ Trust & Banking Corp., 4.48%, 02/08/23	500	499,502
Mizuho Bank Ltd., 4.59%, 03/07/23	1,300	1,294,228
NextEra Energy Capital Holdings Inc., 4.80%, 03/06/23	1,000	995,483
PSP Capital Inc., 4.54%, 03/08/23	1,300	1,294,124
Santander U.K. PLC, 4.68%, 04/03/23	1,400	1,388,815
Spire Inc., 4.74%, 02/16/23	500	498,948
Toyota Industries Commercial Finance Inc., 4.45%, 02/16/23	250	249,506
Union Electric Co.
4.72%, 02/14/23	643	641,822
4.73%, 02/22/23	900	897,404
Victory Receivables Corp., 4.76%, 03/29/23	1,200	1,191,030

Total Commercial Paper — 60.9%
(Cost: $24,726,429)		24,724,257
Security	Par/ Shares (000)	Value

Grantor Trust

iShares Gold Trust (a)(b)	$204	$7,467,763

Total Grantor Trust — 18.4%
(Cost: $6,648,765)		7,467,763

U.S. Treasury Obligations

U.S. Treasury Bill, 4.55%, 03/16/23(c)	2,150	2,138,525

Total U.S. Treasury Obligations — 5.3%
(Cost: $2,139,300)		2,138,525

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(d)	4,910	4,910,000

Total Money Market Funds — 12.1%
(Cost: $4,910,000)		4,910,000

Total Investments — 96.7%
(Cost: $38,424,494)		39,240,545

Other Assets Less Liabilities — 3.3%		1,330,506

Net Assets — 100.0%		$40,571,051

(a)	Affiliate of the Fund.

(b)	Non-income producing security.

(c)	Rates are discount rates or a range of discount rates as of period end.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$350,000	$4,560,000	(a)	$—	$—	$—	$4,910,000	4,910	$16,521	$2
iShares Gold Trust	6,213,349	3,439,323		(3,729,742)	389,604	1,155,229	7,467,763	204	—	—
					$389,604	$1,155,229	$12,377,763		$16,521	$2

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
January 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts Gold 100 OZ	159	04/26/23	$30,930	$17,357

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Commercial Paper	$—	$24,724,257	$—	$24,724,257
Grantor Trust	7,467,763	—	—	7,467,763
U.S. Treasury Obligations	—	2,138,525	—	2,138,525
Short-Term Securities
Money Market Funds	4,910,000	—	—	4,910,000
	$12,377,763	$26,862,782	$—	$39,240,545
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$17,357	$—	$—	$17,357

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2